Employee benefits - Defined benefit plans - Net expense location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 17, 2021
Disclosure of net defined benefit liability (asset) [line items]
Total	€ (606)	€ (443)	€ (1,356)
o/w expenses in operating income	(521)	(430)	(1,346)
o/w net interest on the net defined liability in finance cost	(86)	(12)	(10)
Provisions for other long-term employee benefits	2,389	2,358	2,318
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total	(1)
o/w net interest on the net defined liability in finance cost	(1)
Capital Based Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Total	(46)
o/w expenses in operating income	(16)
o/w net interest on the net defined liability in finance cost	(31)
French part-time for seniors plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(415)
o/w expenses in operating income	(362)
o/w net interest on the net defined liability in finance cost	(53)
Provisions for other long-term employee benefits	1,711	€ 1,753	€ 1,720	€ 1,225
Other Long-Term Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Total	(144)
o/w expenses in operating income	(143)
o/w net interest on the net defined liability in finance cost	€ (1)